The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below: (Details) - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.75%
Inflation rate	3.25%
Medical inflation	6.35%
Number of active participants	14,584	1,245
Number of assisted beneficiary participants	1,686	559
Medical Plan [Member] | Schedule of mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%
Medical Plan [Member] | Schedule of turnover - BRF's historical [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2021	2020
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.62%	6.51%
Inflation rate	3.25%	3.25%
Wage growth rate	3.25%	3.25%
F.G.T.S. balance growth	3.70%	3.80%
Number of active participants	96,635	93,245
F G T S Penalty [Member] | Schedule of mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	RRB-44	RRB-44
F G T S Penalty [Member] | Schedule of turnover - BRF's historical [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2021	2020
Others [Member]
IfrsStatementLineItems [Line Items]
Wage growth rate	9.04%	6.39%